Summary of Significant Accounting Policies - Level 3 liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies
RSU liability award	$ 1,655,507
SAFE Notes		$ 10,783,385
Level 3
Summary of Significant Accounting Policies
RSU liability award	$ 1,655,507
SAFE Notes		$ 10,783,385